Equity - Private placements (Details) - USD ($)	Dec. 17, 2020	Jul. 27, 2020	Sep. 04, 2018
Private placements
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	5,580,000	2,339,000
Share purchase price	$ 0.80	$ 1.50
Gross proceeds from this offering	$ 4,500,000	$ 3,500,000
Private placements | Boustead
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			66,667
Over-Allotment Option [Member] | Boustead Securities
Subsidiary, Sale of Stock [Line Items]
Commission to placement agent			$ 10,000